CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2025	Sep. 30, 2024
Class A Ordinary Share
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, issued	4,988,337	272,490
Ordinary shares, outstanding	4,988,337	272,490
Class B Ordinary Share
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, issued	635,419	4,028
Ordinary shares, outstanding	635,419	4,028